Share of profit/loss of investments accounted for using the equity method - Summary of Analysis of Share of Profit/Loss from Investments Accounted for Using Equity Method (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 255	€ 499	€ 85
Regeneron
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	245	484	82
BMS co- promotion [member]
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	5	12	13
Other Investment [Member]
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 5	€ 3	€ (10)